Fees and commission Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission income [abstract]
Commission income - Loans & commitments, net		$ 476	$ 1,126
Commission income - Letters of credit		10,430	7,458
Commission income - Structuring		6,608	5,722
Total	$ 17,185	$ 17,514	$ 14,306